Segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
4	Segment information
The following segment information is used by Cosan’s senior management (the “Chief Operating Decision Maker”) to assess the performance of the operating segments and to make decisions with regards to the allocation of resources. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. Cosan evaluates the performance of its operating segments based on the measure of Earnings Before Interest Tax, Depreciation and Amortization (“EBITDA”).
Reported segments:

i.
Raízen Energia:
production and marketing of a variety of products derived from sugar cane, including raw sugar (Very High Polarization, or “VHP”), anhydrous and hydrated ethanol, and activities related to energy cogeneration from sugarcane bagasse. In addition, this segment holds interests in companies engaged in research and development on new technology;

ii.
Raízen Combustíveis
: distribution and marketing of fuels, mainly through a franchised network of service stations under the “Shell” brand throughout Brazil, petroleum refining, the operation of fuel resellers, a convenience store business, the manufacture and sale of automotive and industrial lubricants, and the production and sale of liquefied petroleum gas throughout Argentina;

iii.	Comgás : distribution of piped natural gas in part of the state of São Paulo to customers in the industrial, residential, commercial, automotive and cogeneration sectors;

iv.	Logistics : logistics services for rail transportation, storage and port loading of commodities, mainly for grains and sugar, leasing of locomotives, wagons and another railway equipment;

v.
Moove
: production and distribution of lubricants under the Mobil brand in Brazil, Argentina, Bolivia, Uruguay, Paraguay, the United States of America and Europe, as well as in the European and Asian markets under the “Comma” trademark and corporate activities; and

Reconciliation:

i.
Cosan Corporate:
digital wallet platform and other investments, in addition to the corporate activities of the Company. The Cosan corporate segment includes the financing subsidiaries for the Cosan group.

Although, Raízen Energia and Raízen Combustíveis are equity accounted joint ventures and are no longer proportionally consolidated, senior management continues to review segment information. A reconciliation of these segments is presented in the column “Deconsolidated effects.”

	December 31, 2019

	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of profit or loss
Gross sales	30,458,300	92,116,093	17,655,659	12,007,634	5,072,163	7,473,730	106	(140,230,052)	(37,047)	24,516,586
Domestic market (i)	24,180,375	90,619,697	17,655,659	12,007,634	4,948,678	7,232,158	106	(132,455,731)	(37,047)	24,151,529
External market (i)	6,277,925	1,496,396	—	—	123,485	241,572	—	(7,774,321)	—	365,057
Net sales	28,835,309	87,946,233	12,567,921	9,514,222	4,046,296	7,087,840	98	(129,349,463)	(37,047)	20,611,409
Cost of sales	(26,951,969)	(84,137,215)	(11,340,151)	(6,402,338)	(3,185,745)	(4,608,781)	(416)	122,429,335	37,047	(14,160,233)
Gross profit	1,883,340	3,809,018	1,227,770	3,111,884	860,551	2,479,059	(318)	(6,920,128)	—	6,451,176
Selling expenses	(866,330)	(1,489,100)	(713,874)	(614,492)	(492,482)	(6,983)	(8,909)	3,069,304	—	(1,122,866)
General and administrative expenses	(621,843)	(486,149)	(124,674)	(404,441)	(173,212)	(364,555)	(293,854)	1,232,666	—	(1,236,062)
Other income (expenses), net	136,695	1,810,364	73,942	(31,534)	31,806	(24,084)	428,498	(2,021,001)	—	404,686
Interest in earnings of associates	—	115,168	—	—	439	21,876	2,822,914	(115,168)	(2,843,998)	1,231
Interest in earnings of joint ventures	(12,179)	4,973	—	—	—	—	1,131,406	7,206	—	1,131,406
Finance results, net	(759,350)	(216,381)	(320,506)	(180,381)	(96,794)	(1,197,817)	(492,631)	1,296,237	—	(1,967,623)
Finance expense	(1,449,680)	(649,509)	(81,237)	(495,958)	(38,514)	(1,871,221)	(1,284,885)	2,180,426	—	(3,690,578)
Finance income	471,581	268,801	26,954	315,634	22,385	202,875	433,710	(767,336)	—	974,604
Foreign exchange, net	(36,107)	(259,014)	(276,256)	(27,518)	(92,989)	(205,839)	(200,600)	571,377	—	(526,946)
Derivatives	254,856	423,341	10,033	27,461	12,324	676,368	559,144	(688,230)	—	1,275,297
Income tax (expense) benefit	117,371	(1,013,037)	(27,490)	(588,389)	(55,206)	(129,247)	(6,754)	923,156	—	(779,596)

Profit (loss) from continuing operations	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Profit from discontinued operation, net of tax	—	—	—	—	—	—	11,021	—	—	11,021
Profit (loss) attributable to:
Owners of the Company	(183,784)	2,467,692	115,168	1,255,369	72,971	157,216	3,586,632	(2,399,076)	(3,755,847)	1,316,341
Non-controlling interests	61,488	67,164	—	37,278	2,131	621,033	4,741	(128,652)	911,849	1,577,032

	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,591,373	(2,527,728)	(2,843,998)	2,893,373

Other select data
Depreciation and amortization	2,833,200	284,952	507,702	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877
EBITDA	3,352,883	4,049,226	970,866	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448
Additions to PP&E, intangible and c ontracts assets	2,902,907	339,987	343,367	775,769	32,854	1,943,063	11,251	(3,586,261)	—	2,762,937
Reconciliation of EBITDA
Profit (loss) for the year	(122,296)	2,534,856	115,168	1,292,647	75,102	778,249	3,580,352	(2,527,728)	(2,843,998)	2,882,352
Income tax (expense) benefit	(117,371)	1,013,037	27,490	588,389	55,206	129,247	6,754	(923,156)	—	779,596
Finance results, net	759,350	216,381	320,506	180,381	96,794	1,197,817	492,631	(1,296,237)	—	1,967,623
Depreciation and amortization	2,833,200	284,952	507,702	459,584	97,827	1,716,185	14,281	(3,625,854)	—	2,287,877

EBITDA	3,352,883	4,049,226	970,866	2,521,001	324,929	3,821,498	4,094,018	(8,372,975)	(2,843,998)	7,917,448

(i)	Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2018 (Restated)

	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of profit or loss
Gross sales	21,296,564	85,793,511	4,497,337	8,695,208	4,381,188	6,689,177	—	(111,587,412)	(40,128)	19,725,445
Domestic market (i)	16,271,074	83,350,683	4,497,337	8,695,208	4,242,819	6,689,177	—	(104,119,094)	(40,128)	19,587,076
External market (i)	5,025,490	2,442,828	—	—	138,369	299,56	—	(7,468,318)	—	138,369
Net sales	19,798,546	81,960,154	3,243,937	6,840,011	3,449,949	6,584,937	(1)	(105,002,637)	(40,128)	16,834,768
Cost of sales	(18,136,443)	(78,223,747)	(3,074,701)	(4,901,715)	(2,781,084)	(4,465,634)	—	99,434,891	40,128	(12,108,305)
Gross profit	1,662,103	3,736,407	169,236	1,938,296	668,865	2,119,303	(1)	(5,567,746)	—	4,726,463
Selling expenses	(768,831)	(1,378,292)	(128,443)	(613,046)	(393,317)	(12,871)	—	2,275,566	—	(1,019,234)
General and administrative expenses	(664,690)	(479,848)	(46,400)	(367,670)	(132,336)	(301,698)	(173,836)	1,190,938	—	(975,540)
Other income (expenses), net	570,343	455,250	11,566	763,608	2,393	(65,303)	46,584	(1,037,159)	—	747,282
Interest in earnings of associates	—	(9,954)	—	—	(349)	10,179	2,119,282	9,954	(2,084,046)	45,066
Interest in earnings of joint ventures	22,139	1	—	—	—	—	946,282	(22,140)	—	946,282
Finance results, net	(318,335)	(445,909)	(7,692)	78,773	(27,279)	(1,208,820)	(441,096)	771,936	—	(1,598,422)
Finance expense	(968,066)	(460,734)	(12,818)	(504,071)	(35,157)	(1,518,156)	(779,379)	1,441,618	—	(2,836,763)
Finance income	583,546	206,718	5,686	581,181	9,928	224,531	216,518	(795,950)	—	1,032,158
Foreign exchange, net	(90,780)	(763,008)	(560)	(93,780)	(26,875)	(668,064)	(763,647)	854,348	—	(1,552,366)
Derivatives	156,965	571,115	—	95,443	24,825	752,869	885,412	(728,080)	—	1,758,549
Income tax (expense) benefit	9,007	(443,136)	(8,221)	(540,995)	(49,439)	(268,439)	98,386	442,350	—	(760,487)

Profit (loss) from continuing operations	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,595,601	(1,936,301)	(2,084,046)	2,111,410
Loss from discontinued operation, net of tax	—	—	—	—	—	—	(28,230)	—	—	(28,230)
Profit (loss) attributable to:
Owners of the Company	507,580	1,386,361	(9,954)	1,008,190	67,882	54,114	2,562,278	(1,883,987)	(2,717,016)	975,448
Non-controlling interests	4,156	48,158	—	250,776	656	218,237	5,093	(52,314)	632,970	1,107,732

	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,567,371	(1,936,301)	(2,084,046)	2,083,180

Other select data
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	4,029	(2,414,709)	—	2,051,824
EBITDA	2,968,519	2,514,678	82,099	2,185,705	237,228	3,240,916	2,942,340	(5,565,296)	(2,084,046)	6,522,143
Additions to PP&E, intangible and c ontracts assets	2,571,359	51,424	343,367	531,739	47,346	1,996,746	52,322	(2,966,150)	—	2,628,153
Reconciliation of EBITDA
Profit (loss) for the year	511,736	1,434,519	(9,954)	1,258,966	68,538	272,351	2,595,601	(1,936,301)	(2,084,046)	2,111,410
Income tax (expense) benefit	(9,007)	443,136	8,221	540,995	49,439	268,439	(98,386)	(442,350)	—	760,487
Finance results, net	318,335	445,909	7,692	(78,773)	27,279	1,208,820	441,096	(771,936)	—	1,598,422
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	4,029	(2,414,709)	—	2,051,824

EBITDA	2,968,519	2,514,678	82,099	2,185,705	237,228	3,240,916	2,942,340	(5,565,296)	(2,084,046)	6,522,143

(i)	Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2017 (Restated)
	Reported segments					Reconciliation
	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination	Consolidated
Statement of profit or loss
Gross sales	14,060,676	75,681,280	7,097,156	2,787,145	6,332,656	—	(89,741,956)	(34,706)	16,182,251
Domestic market (i)	7,903,059	74,080,815	7,097,156	2,730,321	6,062,622	—	(81,983,874)	(34,706)	15,855,393
External market (i)	6,157,617	1,600,465	—	56,824	270,034	—	(7,758,082)	—	326,858
Net sales	13,152,678	72,789,148	5,537,857	2,129,522	5,946,349	(1)	(85,941,826)	(34,706)	13,579,021
Cost of sales	(10,907,652)	(68,875,292)	(3,492,375)	(1,545,657)	(4,220,988)	—	79,782,944	34,706	(9,224,314)
Gross profit	2,245,026	3,913,856	2,045,482	583,865	1,725,361	(1)	(6,158,882)	—	4,354,707
Selling expenses	(803,157)	(1,345,847)	(652,901)	(386,704)	(28,846)	—	2,149,004	—	(1,068,451)
General and administrative expenses	(618,064)	(455,743)	(344,990)	(94,003)	(285,408)	(199,311)	1,073,807	—	(923,712)
Other income (expenses), net	(107,954)	312,187	(26,424)	(3,678)	(3,305)	923,182	(204,233)	—	889,775
Interest in earnings of associates	(54,544)	—	—	(7,664)	4,243	1,106,285	54,544	(1,092,070)	10,794
Interest in earnings of joint ventures	—	—	—	—	—	985,090	—	—	985,090
Finance results, net	129	(359,767)	(225,541)	(54,371)	(1,665,842)	(787,598)	359,638	—	(2,733,352)
Finance expense	(905,213)	(251,038)	(623,924)	(46,250)	(1,900,092)	(1,117,400)	1,156,251	331	(3,687,335)
Finance income	681,362	134,904	398,758	17,805	261,661	192,857	(816,266)	(331)	870,750
Foreign exchange, net	(54,866)	(105,513)	(11,501)	(7,478)	(127,508)	(52,984)	160,379	—	(199,471)
Derivatives	278,846	(138,120)	11,126	(18,448)	100,097	189,929	(140,726)	—	282,704
Income tax (expense) benefit	(78,937)	(615,806)	(235,972)	(20,140)	(10,215)	(162,028)	694,743	—	(428,355)

Profit (loss) from continuing operations	582,499	1,448,880	559,654	17,305	(264,012)	1,865,619	(2,031,379)	(1,092,070)	1,086,496
Loss from discontinued operation, net of tax	—	—	—	—	—	(40,199)	—	—	(40,199)
Profit (loss) attributable to:
Owners of the Company	582,499	1,389,260	364,449	17,305	(57,675)	1,818,472	(1,971,759)	(1,591,530)	551,021
Non-controlling interests	—	59,620	195,205	—	(206,337)	6,948	(59,620)	499,460	495,276

	582,499	1,448,880	559,654	17,305	(264,012)	1,825,420	(2,031,379)	(1,092,070)	1,046,297

Other select data
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	7,083	(2,767,008)	—	1,928,423
EBITDA	2,792,395	3,060,373	1,517,922	174,714	2,753,732	2,822,328	(5,852,768)	(1,092,070)	6,176,626
Additions to PP&E, intangible and c ontracts assets	2,226,162	853,975	352,958	48,612	2,045,390	10,107	(3,080,137)	—	2,457,067
Reconciliation of EBITDA
Profit (loss) for the year	582,499	1,448,880	559,654	17,305	(264,012)	1,865,619	(2,031,379)	(1,092,070)	1,086,496
Income tax (expense) benefit	78,937	615,806	235,972	20,140	10,215	162,028	(694,743)	—	428,355
Finance results, net	(129)	359,767	225,541	54,371	1,665,842	787,598	(359,638)	—	2,733,352
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	7,083	(2,767,008)	—	1,928,423

EBITDA	2,792,395	3,060,373	1,517,922	174,714	2,753,732	2,822,328	(5,852,768)	(1,092,070)	6,176,626

(i)	Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2019
	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of financial position:
Cash and cash equivalents	2,715,055	1,036,151	266,309	1,083,410	610,605	1,963,018	4,815,241	(4,017,515)	—	8,472,274
Marketable securities	—	—	—	200,233	43,856	1,751,853	1,119,561	—	—	3,115,503
Trade receivables	1,135,079	2,455,365	442,204	987,397	427,714	399,249	34	(4,032,648)	—	1,814,394
Derivative financial instruments	2,139,240	911,874	5,164	374,730	17,005	1,624,023	1,808,652	(3,056,278)	—	3,824,410
Inventories	4,592,428	3,007,893	1,099,632	89,586	449,211	248,456	69	(8,699,953)	—	787,322
Other financial assets	602,542	—	—	—	134,636	—	17,127	(602,542)	—	151,763
Other current assets	7,125,332	4,026,776	882,624	315,744	165,070	604,988	1,307,712	(12,034,732)	(789,265)	1,604,249
Other non-current assets	4,196,166	4,231,350	62,869	685,264	156,623	2,638,286	1,562,823	(8,490,385)	(488,229)	4,554,767
Investments in associates	—	2,612,576	276	—	365	52,012	12,760,443	(2,612,852)	(12,435,113)	377,707
Investments in joint ventures	577,008	727,936	—	—	—	—	7,548,960	(1,304,944)	—	7,548,960
Biological assets	734,495	—	—	—	—	—	—	(734,495)	—	—
Right-of-use assets	4,017,503	97,374	476,251	10,128	22,592	4,410,952	26,058	(4,591,128)	—	4,469,730
Property, plant and equipment	11,342,326	2,595,878	3,304,040	—	310,007	11,770,168	72,961	(17,242,244)	—	12,153,136
Intangible assets and goodwill	3,666,186	2,548,927	9,637	8,291,608	1,161,426	7,375,033	15,592	(6,224,750)	—	16,843,659
Loans, borrowings and debentures	(15,653,705)	(5,745,735)	(912,807)	(5,244,942)	(670,263)	(11,720,477)	(11,416,533)	22,312,247	—	(29,052,215)
Leases	(3,504,501)	(103,807)	(439,860)	(10,843)	(27,431)	(4,529,139)	(27,475)	4,048,168	—	(4,594,888)
Derivative financial instruments	(1,422,923)	(325,018)	—	—	(1,801)	(482)	(78,768)	1,747,941	—	(81,051)
Trade payables	(5,101,474)	(2,568,885)	(943,789)	(1,154,206)	(515,759)	(513,325)	(6,974)	8,614,148	—	(2,190,264)
Employee benefits payables	(360,414)	(77,692)	(48,752)	(59,928)	(70,068)	(216,685)	(34,656)	486,858	—	(381,337)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	—	(611,537)	—	—	(611,537)
Other current liabilities	(4,317,609)	(5,859,807)	(856,185)	(683,555)	(217,706)	(711,305)	(1,113,182)	11,033,601	471,622	(2,254,126)
Other non-current liabilities	(2,046,961)	(4,492,725)	(734,761)	(1,998,107)	(408,386)	(6,531,054)	(2,180,300)	7,274,447	805,872	(10,311,975)

Total assets (net of liabilities) allocated by segment	10,435,773	5,078,431	2,612,852	2,886,519	1,587,696	8,615,571	15,585,808	(18,127,056)	(12,435,113)	16,240,481

Total assets	42,843,360	24,252,100	6,549,006	12,038,100	3,499,110	32,838,038	31,055,233	(73,644,466)	(13,712,607)	65,717,874
Shareholders’ equity attributable to:
Owners of the Company	10,358,052	4,808,076	2,612,852	2,861,954	1,107,136	1,746,668	5,401,865	(17,778,980)	(5,715,758)	5,401,865
Non-controlling interests	77,721	270,355	—	24,565	480,560	6,868,903	10,183,943	(348,076)	(6,719,355)	10,838,616

Total shareholders’ equity	10,435,773	5,078,431	2,612,852	2,886,519	1,587,696	8,615,571	15,585,808	(18,127,056)	(12,435,113)	16,240,481

	December 31, 2018
	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of financial position
Cash and cash equivalents	2,437,571	864,105	490,960	602,618	206,702	143,710	2,668,768	(3,792,636)	—	3,621,798
Marketable securities	—	—	—	1,124,723	13,033	2,843,435	221,644	—	—	4,202,835
Trade receivables	1,061,297	2,747,503	372,202	695,147	446,645	438,062	8,338	(4,181,002)	—	1,588,192
Derivative financial instruments	1,956,616	639,976	—	368,928	29,976	892,461	1,257,492	(2,596,592)	—	2,548,857
Inventories	3,618,573	2,078,003	1,284,087	65,259	385,901	263,386	1,744	(6,980,663)	—	716,290
Other financial assets	516,519	—	—	—	—	—	—	(516,519)	—	—
Other current assets	3,203,838	3,045,745	1,122,633	641,042	161,076	413,267	1,016,569	(7,372,216)	(540,745)	1,691,209
Other non-current assets	4,141,547	3,508,485	66,117	282,573	750,088	2,693,158	1,536,566	(7,716,149)	(1,117,633)	4,144,752
Investments in associates	—	(266)	266	—	13,799	44,001	13,111,569	—	(12,790,850)	378,519
Investments in joint ventures	567,785	266	—	—	—	—	8,077,907	(568,051)	—	8,077,907
Biological assets	740,473	—	—	—	—	—	—	(740,473)	—	—
Property, plant and equipment	10,912,819	2,292,355	3,182,272	—	321,746	11,916,818	179,258	(16,387,446)	—	12,417,822
Intangible assets and goodwill	3,626,819	2,513,923	8,591	8,279,592	1,191,627	7,493,882	7,434	(6,149,333)	—	16,972,535
Loans, borrowings and debentures	(12,702,418)	(4,665,127)	(971,268)	(3,651,545)	(759,169)	(10,594,381)	(7,569,218)	18,338,813	—	(22,574,313)
Leases	—	—	—	—	—	(553,350)	—	—	—	(553,350)
Derivative financial instruments	(1,223,260)	(31,469)	—	—	(3,880)	—	(21,834)	1,254,729	—	(25,714)
Trade payables	(3,090,299)	(1,603,481)	(1,003,917)	(1,012,895)	(452,300)	(451,637)	(7,088)	5,697,697	—	(1,923,920)
Employee benefits payables	(343,670)	(73,481)	(36,829)	(63,520)	(37,850)	(207,397)	(31,201)	453,980	—	(339,968)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	—	(1,097,490)	—	—	(1,097,490)
Other current liabilities	(2,448,741)	(4,520,490)	(624,633)	(159,060)	(499,759)	(770,695)	(849,832)	7,593,864	542,092	(1,737,254)
Other non-current liabilities	(1,305,251)	(5,028,754)	(834,456)	(2,009,997)	(794,110)	(6,263,836)	(2,187,599)	7,168,461	1,116,191	(10,139,351)

Total assets (net of liabilities) allocated by segment	11,670,218	1,767,293	3,056,025	5,162,865	973,525	8,300,884	16,323,027	(16,493,536)	(12,790,945)	17,969,356

Total assets	32,783,857	17,690,095	6,527,128	12,059,882	3,520,593	27,142,180	28,087,289	(57,001,080)	(14,449,228)	56,360,716
Shareholders’ equity attributable to:
Owners of the Company	11,632,885	1,533,603	3,056,025	4,175,508	966,465	1,661,512	16,322,616	(16,222,513)	(16,511,698)	6,614,403
Non-controlling interests	37,333	233,690	—	987,357	7,060	6,639,372	411	(271,023)	3,720,753	11,354,953

Total shareholders’ equity	11,670,218	1,767,293	3,056,025	5,162,865	973,525	8,300,884	16,323,027	(16,493,536)	(12,790,945)	17,969,356

4.1	Net sales by segment

	December 31, 2019	December 31, 2018	December 31, 2017
Reported segment
Raízen Energia
Ethanol	11,388,766	8,569,437	6,550,652
Sugar	3,925,499	3,670,749	5,377,351
Gas	2,967,137	758,572	—
Diesel	6,469,695	3,314,377	—
Cogeneration	3,934,639	2,836,658	884,300
Other	149,573	648,753	340,375

	28,835,309	19,798,546	13,152,678
Raízen Combustíveis
Fuels	99,000,662	84,031,837	72,789,148
Other	1,513,492	1,172,254	—

	100,514,154	85,204,091	72,789,148
Comgás
Industrial	6,045,600	4,411,737	3,494,396
Residential	1,295,107	986,073	849,723
Cogeneration	437,327	315,925	229,716
Automotive	350,637	262,813	224,203
Commercial	507,550	387,069	320,049
Construction revenue	813,341	415,753	351,193
Other	64,660	60,641	68,577

	9,514,222	6,840,011	5,537,857
Moove
Finished goods	3,786,636	3,096,658	1,876,935
Basic oil	194,353	317,878	220,515
Services	65,307	35,413	32,072

	4,046,296	3,449,949	2,129,522
Logistics
North operations	5,313,757	4,913,437	4,439,766
South operations	1,478,314	1,412,300	1,283,085
Container operations	295,769	259,200	223,498

	7,087,840	6,584,937	5,946,349
Reconciliation
Cosan Corporate	98	(1)	(1)

Deconsolidated effects and eliminations	(129,386,510)	(105,042,765)	(85,976,532)

Total	20,611,409	16,834,768	13,579,021

4.2	Information on geographical area

	Net sales			Non-current assets
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2019	December 31, 2018
Brazil	18,522,108	14,720,088	12,985,533	8,238,016	6,550,243
Europe (i)	1,719,262	1,836,739	538,148	71,689	1,686
Latin America (ii)	184,981	157,287	52,932	23,140	2,170
North America	157,665	55,549	14	—	244
Asia and Other	27,393	65,105	2,395	—	—

Total	20,611,409	16,834,768	13,579,022	8,332,845	6,554,343
Main countries:

(i)	England, France, Spain and Portugal; and

(ii)	Argentina, Bolivia, Uruguay and Paraguay.

4.3	Major Customers
The majority of Rumo’s transports and port elevation is for the agricultural commodities industry, especially corn, sugar, soy and derivatives thereof. Rumo’s major clients are export companies participating in this market. This participation corresponds approximately to the following amounts of net revenue in each year: R$ 773,286 in 2019, R$ 912,943 in 2018 and R$ 893,056 in 2017.
No customers or specific group represented 10% or more of net sales for the years presented in other segments.